Income Taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Balance at beginning of year	$ 51,242	$ 44,320	$ 40,966
Additions -Charges to earnings	6,153	7,077	6,640
Deductions-Charges to earnings	(331)	(275)	0
Expiration And Forfeitures	(1,481)	(998)	(2,141)
Others (Note)	3,360	1,118	(1,145)
Balance at end of year	$ 58,943	$ 51,242	$ 44,320